Overview and Basis of Presentation	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Overview and Basis of Presentation

Note 1.  Overview and Basis of Presentation

Description of Business and Separation

The principal business of LSC Communications, Inc., a Delaware corporation, and its direct or indirect wholly-owned subsidiaries (“LSC Communications,” “the Company,” “we,” “our” and “us”) is to offer a broad scope of traditional and digital print, print-related services and office products.  The Company serves the needs of publishers, merchandisers and retailers worldwide with a service offering that includes e-services, logistics, warehousing and fulfillment and supply chain management. The Company utilizes a broad portfolio of technology capabilities coupled with consultative attention to clients' needs to increase speed to market, reduce costs, provide postal savings to customers and improve efficiencies. The Company prints magazines, catalogs, retail inserts, books, and directories and its office products offerings include filing products, envelopes, note-taking products, binder products, and forms.

On October 1, 2016 (the “separation date”), R. R. Donnelley & Sons Company (“RRD” or the “Parent”) completed the previously announced separation (the “separation”) into three separate independent publicly-traded companies: (i) its publishing and retail-centric print services and office products business (“LSC Communications”); (ii) its financial communications services business (“Donnelley Financial Solutions, Inc.” or “Donnelley Financial”) and (iii) a global, customized multichannel communications management company, which is the business of RRD after the separation.  To effect the separation, RRD undertook a series of transactions to separate net assets and legal entities.  RRD completed the distribution (the “distribution”) of 80.75%, of the outstanding common stock of LSC Communications and Donnelley Financial to RRD stockholders on October 1, 2016.  RRD retained a 19.25% ownership stake in both LSC Communications and Donnelley Financial.  On October 1, 2016, RRD stockholders of record as of the close of business on September 23, 2016 (“the record date”) received one share of LSC Communications common stock and one share of Donnelley Financial common stock for every eight shares of RRD common stock held as of the record date.

On March 28, 2017, RRD completed the sale of approximately 6.2 million shares of LSC Communications common stock, representing its entire 19.25% retained ownership.  In connection with the over-allotment option granted to the underwriters as part of the secondary sale by RRD, LSC Communications also sold approximately 0.9 million shares of common stock, receiving proceeds of $18 million, that were used for general corporate purposes.

In connection with the separation, LSC Communications, RRD and Donnelley Financial entered into commercial arrangements, transition services agreements and various other agreements related to the separation that remain in effect.  Final copies of such agreements are filed as exhibits to the annual report on Form 10-K, as filed with the SEC on February 22, 2018.

Basis of Presentation

The accompanying consolidated and combined financial statements reflect the consolidated balance sheets and statements of operations of the Company as an independent, publicly traded company for the periods after the separation, and the combined statements of operations of the Company as a combined reporting entity of RRD for the periods prior to the separation.  The consolidated and combined financial statements include the balance sheets, statements of operations and cash flows in conformity with accounting principles generally accepted in the United States (“GAAP”).  All intercompany transactions have been eliminated in consolidation.  Certain prior year amounts were restated to conform to the Company’s current consolidated balance sheet and statement of operations classifications.

On October 1, 2016, the Company recorded separation-related adjustments primarily for certain assets and liabilities that were distributed as part of the separation from RRD. The adjustments primarily related to the assumption of certain pension obligations and plan assets in single employer plans for the Company’s employees and certain former employees and retirees of RRD.  Additional separation-related adjustments were recorded after the separation in 2016 and during the year ended 2017 due to adjustments of assets and liabilities recorded as of the separation date.  Refer to the separation-related adjustments disclosed in the consolidated and combined statements of equity.

Prior to the Separation

The combined financial statements were prepared on a stand-alone basis and were derived from RRD’s consolidated financial statements and accounting records. They include expenses of RRD that were allocated to LSC Communications for certain corporate functions, including healthcare and pension benefits, information technology, finance, legal, human resources, internal audit, treasury, tax, investor relations and executive oversight.  These expenses were allocated to the Company on the basis of direct usage, when available, with the remainder allocated on a pro rata basis by revenue, employee headcount, or other measures. The Company considered the allocation methodologies and results to be reasonable for all periods presented, however, these allocations may not be indicative of the actual expenses that LSC Communications would have incurred as an independent public company or the costs it may incur in the future.

The income tax amounts in these combined financial statements were calculated based on a separate income tax return methodology and presented as if the Company’s operations were separate taxpayers in the respective jurisdictions.

All intracompany transactions between LSC Communications, RRD and Donnelley Financial are considered to be effectively settled in the combined financial statements at the time the transaction is recorded.  The total net effect of the settlement of these intracompany transactions is reflected in the combined statements of cash flows as a financing activity.  Net parent company investment was primarily impacted by contributions from RRD which were the result of treasury activities and net funding provided by or distributed to RRD.  In connection with the separation, the net parent investment balance was transferred to additional paid-in-capital on October 1, 2016 and is reflected in the consolidated and combined statements of equity.